AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 20.0%
Air Freight & Logistics – 2.0%
CH Robinson Worldwide, Inc.	49,013	$7,251,963
GXO Logistics, Inc.(a)	144,915	6,441,472

		13,693,435

Building Products – 1.2%
Gibraltar Industries, Inc.(a)(b)	195,998	7,761,521

Construction & Engineering – 1.4%
AECOM	116,561	6,871,271
Cardinal Infrastructure Group, Inc. - Class A(a)(b)	80,241	2,455,375

		9,326,646

Electrical Equipment – 1.1%
Regal Rexnord Corp.(b)	46,895	7,273,883

Machinery – 5.7%
CNH Industrial NV	537,962	6,912,811
JBT Marel Corp.(b)	60,042	6,339,835
Oshkosh Corp.	60,661	7,814,350
Pentair PLC	100,180	5,308,538
Tennant Co.(b)	87,536	5,884,170
Terex Corp.	122,173	6,426,300

		38,686,004

Marine Transportation – 1.1%
Kirby Corp.(a)	55,135	7,236,469

Passenger Airlines – 1.1%
Alaska Air Group, Inc.(a)(b)	195,439	7,563,489

Professional Services – 3.6%
First Advantage Corp.(a)(b)	129,717	2,308,963
FTI Consulting, Inc.(a)(b)	18,370	2,470,949
ICF International, Inc.	87,626	7,284,349
KBR, Inc.	147,194	5,175,341
Robert Half, Inc.	191,726	7,045,930

		24,285,532

Trading Companies & Distributors – 2.8%
Boise Cascade Co.	80,087	5,938,451
Core & Main, Inc. - Class A(a)	137,897	5,719,968
GATX Corp.(b)	42,242	7,181,985

		18,840,404

		134,667,383

Financials – 18.9%
Banks – 8.7%
Central BanCo, Inc.(b)	223,560	6,986,250
First BanCorp/Puerto Rico	320,338	8,437,703
First Citizens BancShares, Inc./NC - Class A	4,900	10,094,980
Flagstar Bank NA(b)	492,558	5,748,152
Independent Bank Corp.(b)	53,761	4,174,542
Texas Capital Bancshares, Inc.	70,603	6,567,491
UMB Financial Corp.	73,889	9,606,309
WaFd, Inc.	52,792	1,580,064
Wintrust Financial Corp.	38,746	5,494,958

		58,690,449

Capital Markets – 3.0%
Invesco Ltd.	264,281	7,970,715
PJT Partners, Inc. - Class A(b)	46,165	6,588,207
Stifel Financial Corp.	83,559	5,852,472

		20,411,394

Company	Shares	U.S. $ Value

Financial Services – 2.6%
HA Sustainable Infrastructure Capital, Inc.(b)	179,275	$6,421,631
Voya Financial, Inc.	69,519	6,568,155
Walker & Dunlop, Inc.(b)	129,508	4,547,026

		17,536,812

Insurance – 4.6%
Axis Capital Holdings Ltd.	85,178	8,023,768
Everest Group Ltd.	31,618	11,545,945
Hanover Insurance Group, Inc. (The)	51,687	11,067,220

		30,636,933

		127,275,588

Information Technology – 13.0%
Communications Equipment – 1.7%
Calix, Inc.(a)(b)	20,300	697,508
F5, Inc.(a)	24,598	10,950,538

		11,648,046

Electronic Equipment, Instruments & Components – 4.7%
Crane NXT Co.(b)	168,593	7,940,730
Plexus Corp.(a)	28,483	7,432,639
TD SYNNEX Corp.	41,375	10,627,169
Zebra Technologies Corp. - Class A(a)	14,511	5,417,101

		31,417,639

Semiconductors & Semiconductor Equipment – 1.8%
FormFactor, Inc.(a)	43,722	6,528,132
Universal Display Corp.	73,144	5,635,013

		12,163,145

Software – 4.8%
ACI Worldwide, Inc.(a)(b)	151,323	7,396,668
Commvault Systems, Inc.(a)	58,008	8,696,560
Dynatrace, Inc.(a)	206,139	11,902,466
Nice Ltd. (Sponsored ADR)(a)	37,660	4,190,428

		32,186,122

		87,414,952

Consumer Discretionary – 12.3%
Automobile Components – 3.0%
BorgWarner, Inc.	162,920	9,793,121
Versigent PLC	227,291	10,214,458

		20,007,579

Distributors – 0.8%
Pool Corp.(b)	32,671	5,288,455

Diversified Consumer Services – 2.4%
ADT, Inc.	1,321,501	8,034,726
Frontdoor, Inc.(a)	115,909	8,475,266

		16,509,992

Hotels, Restaurants & Leisure – 1.4%
Hyatt Hotels Corp. - Class A(b)	20,492	3,249,212
Norwegian Cruise Line Holdings Ltd.(a)(b)	415,082	6,085,102

		9,334,314

Household Durables – 1.1%
Green Brick Partners, Inc.(a)(b)	113,128	7,478,892

Leisure Products – 1.9%
Brunswick Corp./DE	68,048	4,371,403
Hasbro, Inc.	95,479	8,371,599

		12,743,002

Specialty Retail – 1.7%
Bath & Body Works, Inc.	249,129	3,966,134
Tractor Supply Co.	248,402	7,772,498

		11,738,632

		83,100,866

Company	Shares	U.S. $ Value

Health Care – 8.6%
Health Care Equipment & Supplies – 3.7%
Envista Holdings Corp.(a)(b)	333,831	$7,835,013
Globus Medical, Inc. - Class A(a )(b)	104,834	7,852,067
Neogen Corp.(a)	292,501	3,744,013
STERIS PLC	27,115	5,694,421

		25,125,514

Health Care Providers & Services – 3.5%
BrightSpring Health Services, Inc.(a)(b)	110,311	6,260,149
Encompass Health Corp.	51,739	6,285,771
Tenet Healthcare Corp.(a)	42,837	10,947,424

		23,493,344

Life Sciences Tools & Services – 1.4%
ICON PLC(a)	30,903	5,253,201
Revvity, Inc.	27,197	4,158,150

		9,411,351

		58,030,209

Real Estate – 7.0%
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.(b)	196,181	3,629,348

Health Care REITs – 0.7%
American Healthcare REIT, Inc.(b)	93,220	4,778,457

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	36,320	4,341,330

Industrial REITs – 0.8%
STAG Industrial, Inc.	153,846	5,509,225

Office REITs – 1.1%
COPT Defense Properties	226,952	7,580,197

Real Estate Management & Development – 1.1%
Jones Lang LaSalle, Inc.(a)	24,565	7,505,099

Residential REITs – 0.8%
Independence Realty Trust, Inc.(b)	362,650	5,269,304

Retail REITs – 0.6%
Brixmor Property Group, Inc.	149,063	4,114,139

Specialized REITs – 0.7%
CubeSmart	114,960	4,320,197

		47,047,296

Materials – 6.8%
Chemicals – 3.3%
Avient Corp.	201,878	8,125,589
Element Solutions, Inc.	171,859	6,235,045
RPM International, Inc.	79,714	7,865,380

		22,226,014

Construction Materials – 0.7%
Eagle Materials, Inc.	26,496	4,531,346

Containers & Packaging – 0.5%
O-I Glass, Inc.(a)	595,371	3,363,846

Metals & Mining – 2.3%
Reliance, Inc.	25,686	9,882,689
Royal Gold, Inc.	24,280	5,730,080

		15,612,769

		45,733,975

Consumer Staples – 5.6%
Consumer Staples Distribution & Retail – 4.9%
BJ’s Wholesale Club Holdings, Inc.(a)	81,037	7,455,404
Dollar Tree, Inc.(a)	66,814	7,618,132

Company	Shares	U.S. $ Value
Sprouts Farmers Market, Inc.(a)(b)	109,667	$7,276,406
US Foods Holding Corp.(a)	111,428	10,274,776

		32,624,718

Household Products – 0.7%
WD-40 Co.	24,653	4,979,166

		37,603,884

Utilities – 3.9%
Electric Utilities - 1.4%
IDACORP, Inc.(b)	71,487	9,345,496

Gas Utilities – 2.2%
Chesapeake Utilities Corp.	63,251	8,125,224
ONE Gas, Inc.	97,829	7,030,970

		15,156,194

Independent Power and Renewable Electricity Producers – 0.3%
Fervo Energy Co. - Class A(a)(b)	141,699	1,925,689

		26,427,379

Energy – 3.0%
Energy Equipment & Services – 0.9%
TechnipFMC PLC	87,488	5,942,185

Oil, Gas & Consumable Fuels – 2.1%
Magnolia Oil & Gas Corp. - Class A(b)	281,319	6,608,183
Matador Resources Co.	149,971	7,735,504

		14,343,687

		20,285,872

Total Common Stocks (cost $600,342,783)		667,587,404

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(c)(d)(e) (cost $7,643,520)	7,643,520	7,643,520

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $607,986,303)		675,230,924

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(c)(d)(e) (cost $9,394,662)	9,394,662	9,394,662

Total Investments – 101.6% (cost $617,380,965)(f)		684,625,586
Other assets less liabilities - (1.6)%		(10,833,275)

Net Assets – 100.0%		$673,792,311

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,818,080 and gross unrealized depreciation of investments was $46,573,459, resulting in net unrealized appreciation of $67,244,621.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$667,587,404	$-0-	$-0-	$667,587,404
Short-Term Investments	7,643,520	-0-	-0-	7,643,520
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,394,662	-0-	-0-	9,394,662

Total Investments in Securities	684,625,586	-0-	-0-	684,625,586
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$684,625,586	$-0-	$-0-	$684,625,586

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,706	$179,837	$175,899	$7,644	$146
AB Government Money Market Portfolio*	1,790	60,206	52,601	9,395	86
	$5,496	$240,043	$228,500	$17,039	$232

*	Investments of cash collateral for securities lending transactions.